Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Turnover	£ 32,667	£ 31,376	£ 30,328
Cost of sales	(9,017)	(9,048)	(8,565)
Gross profit	23,650	22,328	21,763
Selling, general and administration	(9,088)	(11,015)	(9,385)
Research and development	(7,525)	(6,401)	(6,223)
Royalty income	879	639	953
Other operating income/(expense)	16	(1,530)	(363)
Operating profit	7,932	4,021	6,745
Finance income	169	122	115
Finance expense	(701)	(669)	(792)
Share of after tax profit/(loss) of associates and joint ventures	1	(3)	(5)
Profit/(loss) on disposal of interests in associates and joint ventures	0	6	1
Profit before taxation	7,401	3,477	6,064
Taxation	(1,112)	(526)	(756)
Profit after taxation	6,289	2,951	5,308
Profit attributable to non-controlling interests	573	376	380
Profit attributable to shareholders	£ 5,716	£ 2,575	£ 4,928
Basic earnings per share (pence) (in pence per share)	£ 1.411	£ 0.632	£ 1.216
Diluted earnings per share (pence) (in pence per share)	£ 1.388	£ 0.622	£ 1.199